Segment Financial Information - Schedule of Income by Product (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of operating segments [line items]
Total domestic sales	$ 56,061,148	$ 948,666,739	$ 1,192,714,214	$ 762,114,551
Total export sales	$ 45,358,203	767,551,517	1,073,424,789	728,540,828
Operating segment
Disclosure of operating segments [line items]
Total domestic sales		948,690,160	1,304,578,170	762,114,551
Total export sales		767,551,517	1,073,424,789	728,540,828
Operating segment | Refined petroleum products and derivatives (primarily gasolines)
Disclosure of operating segments [line items]
Total domestic sales		855,627,607	1,155,023,948	622,091,842
Total export sales		116,419,672	445,703,884	172,389,717
Operating segment | Gas
Disclosure of operating segments [line items]
Total domestic sales		67,445,129	123,754,373	113,103,547
Total export sales		31,786,691	17,429,517	76,144,006
Operating segment | Petrochemical products
Disclosure of operating segments [line items]
Total domestic sales		25,617,424	25,799,849	26,919,162
Total export sales		170,204,038	26,550,447	11,787,141
Operating segment | Crude oil
Disclosure of operating segments [line items]
Total export sales		$ 449,141,116	$ 583,740,941	$ 468,219,964